Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of estimated useful lives of bank properties and equipment

Depreciation, which is recorded in equipment expense on the consolidated statements of operations, is computed by the straight-line method based on the estimated useful lives of the assets, generally as follows:

Asset Type	Estimated Useful Life
Buildings	40 years
Leasehold improvements	Lesser of the useful life or the remaining lease term, including renewals, if applicable
Equipment	Three to 10 years

Accumulated other comprehensive loss

These reclassifications for the years ended December 31, 2012, 2011, and 2010 are as follows:

DISCLOSURE OF RECLASSIFICATION AMOUNTS, NET OF TAX

Years Ended December 31,	2012			2011			2010
	Pre-tax	Tax	After-tax	Pre-tax	Tax	After-tax	Pre-tax	Tax	After-tax
Unrealized holding gain (loss) on securities available for sale during the year	$2,788	$(1,139)	$1,649	$13,053	$(5,332)	$7,721	$(2,903)	$1,138	$(1,765)
Less:
Reclassification adjustment for net gain included in net income	(151)	63	(88)	(1,855)	757	(1,098)	(4,673)	1,831	(2,842)
Reclassification adjustment for net impairment loss recognized in earnings (1)	—	—	—	250	(102)	148	1,329	(521)	808
Reclassification adjustment for portion of impairment loss recognized in other comprehensive loss	—	—	—	—	—	—	(3,615)	1,417	(2,198)

Net unrealized gain (loss) on securities available for sale	$2,637	$(1,076)	$1,561	$11,448	$(4,677)	$6,771	$(9,862)	$3,865	$(5,997)

(1)	All amounts are included in non-interest income in the Consolidated statements of operations.

Summary of weighted average assumptions used to calculate fair value of option awards

Significant weighted average assumptions used to calculate the fair value of the option awards for the years ended December 31, 2012, 2011 and 2010 are as follows:

WEIGHTED AVERAGE ASSUMPTIONS USED IN BLACK-SCHOLES OPTION PRICING MODEL

Years Ended December 31,	2012	2011	2010
Fair value of options granted during the year	$1.52	$2.11	$2.75
Risk-free rate of return	0.98%	2.72%	3.05%
Expected term in months	61	78	111
Expected volatility	62%	47%	45%
Expected dividends (1)	$—	$—	$—

(1)	To date, the Company has not paid cash dividends on its common stock.